ISSUANCE OF ORDINARY SHARES (Details)		1 Months Ended			9 Months Ended
	Jan. 22, 2014 USD ($) shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 $ / shares shares
REFERRED SHARES [Line Items]
Authorized capital | $					$ 10,000
Ordinary shares, shares authorized					500,000,000		500,000,000
Ordinary shares, par value | $ / shares			$ 0.00002	$ 0.00002	$ 0.00002		$ 0.00002
Issuance of shares | ¥						¥ 488,950,795
Ordinary shares, shares issued					183,993,437		180,653,497
Ordinary shares, shares outstanding					181,047,597		178,930,297
Issuance of shares (in shares)				16,560,000
Payments of Stock Issuance Costs | $			$ 3,900,000	$ 4,300,000
Proceeds from Issuance of Common Stock		¥ 488,950,000	$ 70,900,000	$ 71,100,000		¥ 488,950,795
Share Price In ADR | $ / shares			$ 16.00	$ 18.15
Private Placement
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 126,300,000			$ 35,000,000
Issuance of shares (in shares)	15,000,000	18,687,500	18,687,500	7,713,499
Shares Issued, Price Per Share | $ / shares			$ 4.00	$ 4.54
American Depositary Shares
REFERRED SHARES [Line Items]
Issuance of shares | $				$ 4,140,000
Issuance of shares (in shares)	3,750,000	4,671,875	4,671,875		1,875,000